Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2023
Taxation
Loss expiring in 2024		¥ 32,013
Loss expiring in 2025		172,024
Loss expiring in 2026		297,850
Loss expiring after 2026		3,816,396
Total		¥ 4,318,283
Minimum
Taxation
Expiration year for tax losses, term (in years)	5 years
Maximum
Taxation
Expiration year for tax losses, term (in years)	10 years